Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) before Income Tax, Domestic and Foreign
Income (loss) from continuing operations before income taxes consisted of the following:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
United States	$(120,004)	$(166,725)	$(303,759)
Foreign	(19,717)	84,293	94,260
Total	$(139,721)	$(82,432)	$(209,499)

Schedule of Components of Income Tax Expense (Benefit)
The income tax (benefit) provision consisted of the following:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Current-United States	$184	$—	$—
Current-foreign	14,861	16,153	8,752
Current-state	(3,698)	63	517
Current income tax provision	11,347	16,216	9,269
Deferred-United States	(30,707)	(44,224)	(97,312)
Deferred-foreign	(708)	304	3,748
Deferred-state	1,347	22	814
Deferred income tax benefit	(30,068)	(43,898)	(92,750)
Total income tax benefit	$(18,721)	$(27,682)	$(83,481)

Schedule of Deferred Tax Assets and Liabilities
The components of and changes in the net deferred taxes were as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred tax assets:
Net operating loss carryforward (Federal, State & Foreign)	$155,895	$160,272
Credit carryforwards	14,895	14,711
Accrued expenses	19,853	15,767
Unearned income	2,433	5,135
Intangibles	6,167	7,199
Stock-Based Compensation	5,952	7,272
Deferred tax assets	205,195	210,356
Deferred tax liabilities:
Fixed assets	(226,476)	(258,762)
Convertible Notes	(6,496)	(8,199)
Deferred expenses	(5,130)	(5,202)
Other	(2,688)	(6,079)
Deferred tax liabilities	(240,790)	(278,242)
Net deferred tax liabilities	$(35,595)	$(67,886)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of statutory and effective income tax rates is as shown below:

	Year Ended December 31,
	2012	2011	2010
Statutory rate	35.0%	35.0%	35.0%
Effect of:
State income taxes	0.7	0.6	(0.3)
Taxes on foreign earnings at greater than the U.S. statutory rate	(19.7)	0.5	8.1
Uncertain Tax Positions	(0.1)	(0.7)	2.3
Deemed Repatriation of foreign earnings	—	—	(3.9)
Other	(2.5)	(1.8)	(1.4)
Effective rate	13.4%	33.6%	39.8%

Schedule of Unrecognized Tax Benefits Roll Forward
The following table presents the reconciliation of the total amounts of unrecognized tax benefits that, if recognized, would impact the effective income tax rate:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Balance, beginning of period	$5,533	$4,109	13,529
Gross increases — tax positions in prior periods	—	1,424	—
Gross decreases — tax positions in prior periods	—	—	(1,499)
Settlements	—	—	(7,921)
Balance, end of period	$5,533	$5,533	$4,109